STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-In Capital	Equity Instruments To Be Issued	Accumulated Deficit	Total
Beginning Balance at Dec. 18, 2014
Beginning Balance, in Shares at Dec. 18, 2014
Issuance of common stock to founders	$ 10,000	$ (9,900)			$ 100
Issuance of common stock to founders, in Shares	10,000,000
Issuance of common stock	$ 1,007	$ 19,126			20,133
Issuance of common stock, in Shares	1,006,666
Net loss for the period				$ (19,500)	(19,500)
Ending Balance at Dec. 31, 2014	$ 11,007	$ 9,226		$ (19,500)	733
Ending Balance, in Shares at Dec. 31, 2014	11,006,666
Issuance of common stock	$ 3,425	376,575			380,000
Issuance of common stock, in Shares	3,425,000
Issuance of common stock for cash	$ 250	99,750			100,000
Issuance of common stock for cash, in Shares	250,000
Issuance of vested warrants for services rendered		256,301	$ 98,809		355,110
Exercise of warrants for cash	$ 50	$ 24,950			25,000
Exercise of warrants for cash, in Shares	50,000
Net loss for the period				$ (730,872)	(730,872)
Ending Balance at Dec. 31, 2015	$ 14,732	$ 766,802	$ 98,809	$ (750,372)	129,971
Ending Balance, in Shares at Dec. 31, 2015	14,731,666
Exercise of warrants for cash					5,000
Net loss for the period					(331,638)
Ending Balance at Mar. 31, 2016					$ 15,620